Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Investors Trust
Entity Central Index Key	0000837276
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000028890
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class ADV
Trading Symbol	IIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,328	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,751	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$11,829	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,192	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,199	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$13,568	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$14,742	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$12,634	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,026	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$15,773	$24,185	$11,433	$16,831	$16,598	$33,559

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.46%	3.63%	4.66%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

AssetsNet	$ 524,870,443
Holdings Count | Holding	1,039
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$524,870,443 # of Portfolio Holdings1,039 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,884,991
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Material Fund Change [Text Block]
C000028891
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class I
Trading Symbol	IIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,366	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,866	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$12,013	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,438	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,580	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$14,032	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$15,354	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$13,238	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,784	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$16,706	$24,185	$11,433	$16,831	$16,598	$33,559

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.00%	4.23%	5.27%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

AssetsNet	$ 524,870,443
Holdings Count | Holding	1,039
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$524,870,443 # of Portfolio Holdings1,039 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,884,991
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Material Fund Change [Text Block]
C000028892
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S
Trading Symbol	IIFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,369	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,838	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$11,958	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,358	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,448	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$13,856	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$15,116	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$13,004	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,489	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$16,342	$24,185	$11,433	$16,831	$16,598	$33,559

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.79%	3.97%	5.03%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

AssetsNet	$ 524,870,443
Holdings Count | Holding	1,039
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$524,870,443 # of Portfolio Holdings1,039 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,884,991
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Material Fund Change [Text Block]
C000028893
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S2
Trading Symbol	IIFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000® Index/10% MSCI EAFE® Index.

↑ Top contributors to performance: An overweight to U.S. large cap equities was a contributor. Voya Balanced Strategic Income Opportunities sleeve was the main manager selection contributor, as it outperformed the Bloomberg US Aggregate Index. Voya US High Dividend Low Volatility sleeve was also additive.

↓ Top detractors from performance: An overweight to U.S. core bonds and derivatives were detractors to performance.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,349	$9,764	$10,055	$10,077	$9,919	$10,092
2016	$10,800	$10,531	$10,321	$10,622	$10,018	$11,308
2017	$11,897	$13,056	$10,687	$11,770	$12,526	$13,761
2018	$11,284	$11,827	$10,688	$11,463	$10,798	$13,103
2019	$13,332	$14,973	$11,620	$13,380	$13,175	$17,221
2020	$13,734	$17,407	$12,493	$15,024	$14,205	$20,831
2021	$14,955	$20,634	$12,300	$16,172	$15,805	$26,341
2022	$12,840	$16,845	$10,700	$13,792	$13,521	$21,302
2023	$14,278	$20,585	$11,291	$15,565	$15,987	$26,953
2024	$16,086	$24,185	$11,433	$16,831	$16,598	$33,559

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	12.66%	3.83%	4.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	8.14%	4.70%	5.34%
MSCI EAFE® Index	3.82%	4.73%	5.20%
Russell 1000® Index	24.51%	14.28%	12.87%

AssetsNet	$ 524,870,443
Holdings Count | Holding	1,039
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$524,870,443 # of Portfolio Holdings1,039 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,884,991
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.5%
Sovereign Bonds	1.3%
Exchange-Traded Funds	1.7%
Corporate Bonds/Notes	6.1%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	11.9%
Mutual Funds	13.6%
Collateralized Mortgage Obligations	15.2%
Common Stock	39.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	6.0%
Voya VACS Series HYB Fund	5.6%
NVIDIA Corp.	2.2%
Voya VACS Series EMHCD Fund	2.0%
Apple, Inc.	1.8%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.6%
Vanguard FTSE Emerging Markets ETF	1.5%
Meta Platforms, Inc. - Class A	1.0%
Broadcom, Inc.	0.9%

Material Fund Change [Text Block]
C000125916
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Portfolio
Class Name	Class ADV
Trading Symbol	IPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Global Bond Fund, Voya MidCap Opportunities Portfolio & Voya GNMA Income Fund were key contributors. The Fund’s underweight to core fixed income was a contributor.

↓ Top detractors from performance: The Fund’s underweight to U.S. large cap was the biggest detractor. On an individual holdings level, Voya High Yield, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,632	$9,764	$10,055	$9,906
2016	$10,258	$10,531	$10,321	$10,577
2017	$11,756	$13,056	$10,687	$12,261
2018	$10,874	$11,827	$10,688	$11,564
2019	$12,828	$14,973	$11,620	$13,784
2020	$14,854	$17,407	$12,493	$15,415
2021	$15,707	$20,634	$12,300	$17,167
2022	$12,928	$16,845	$10,700	$14,546
2023	$14,245	$20,585	$11,291	$16,783
2024	$15,229	$24,185	$11,433	$18,584

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.90%	3.49%	4.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

AssetsNet	$ 59,607,959
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,607,959 # of Portfolio Holdings10 Portfolio Turnover Rate40% Investment Advisory Fees Paid$61,446
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	40.0%
Equity	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.0%
Voya Index Plus LargeCap Portfolio - Class I	10.6%
Voya Small Company Portfolio - Class R6	10.5%
Voya High Yield Portfolio - Class I	10.2%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.8%
Voya International Index Portfolio - Class I	9.4%
VY® CBRE Global Real Estate Portfolio - Class I	9.4%
Voya Emerging Markets Index Portfolio - Class I	9.1%

Material Fund Change [Text Block]
C000125917
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Portfolio
Class Name	Class I
Trading Symbol	IPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Global Bond Fund, Voya MidCap Opportunities Portfolio & Voya GNMA Income Fund were key contributors. The Fund’s underweight to core fixed income was a contributor.

↓ Top detractors from performance: The Fund’s underweight to U.S. large cap was the biggest detractor. On an individual holdings level, Voya High Yield, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,665	$9,764	$10,055	$9,906
2016	$10,323	$10,531	$10,321	$10,577
2017	$11,870	$13,056	$10,687	$12,261
2018	$11,014	$11,827	$10,688	$11,564
2019	$13,033	$14,973	$11,620	$13,784
2020	$15,136	$17,407	$12,493	$15,415
2021	$16,058	$20,634	$12,300	$17,167
2022	$13,247	$16,845	$10,700	$14,546
2023	$14,638	$20,585	$11,291	$16,783
2024	$15,708	$24,185	$11,433	$18,584

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.31%	3.80%	4.62%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

AssetsNet	$ 59,607,959
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,607,959 # of Portfolio Holdings10 Portfolio Turnover Rate40% Investment Advisory Fees Paid$61,446
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	40.0%
Equity	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.0%
Voya Index Plus LargeCap Portfolio - Class I	10.6%
Voya Small Company Portfolio - Class R6	10.5%
Voya High Yield Portfolio - Class I	10.2%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.8%
Voya International Index Portfolio - Class I	9.4%
VY® CBRE Global Real Estate Portfolio - Class I	9.4%
Voya Emerging Markets Index Portfolio - Class I	9.1%

Material Fund Change [Text Block]
C000125918
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Portfolio
Class Name	Class S
Trading Symbol	IPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Global Bond Fund, Voya MidCap Opportunities Portfolio & Voya GNMA Income Fund were key contributors. The Fund’s underweight to core fixed income was a contributor.

↓ Top detractors from performance: The Fund’s underweight to U.S. large cap was the biggest detractor. On an individual holdings level, Voya High Yield, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,630	$9,764	$10,055	$9,906
2016	$10,261	$10,531	$10,321	$10,577
2017	$11,770	$13,056	$10,687	$12,261
2018	$10,891	$11,827	$10,688	$11,564
2019	$12,860	$14,973	$11,620	$13,784
2020	$14,891	$17,407	$12,493	$15,415
2021	$15,760	$20,634	$12,300	$17,167
2022	$12,977	$16,845	$10,700	$14,546
2023	$14,310	$20,585	$11,291	$16,783
2024	$15,294	$24,185	$11,433	$18,584

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.88%	3.53%	4.34%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

AssetsNet	$ 59,607,959
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,607,959 # of Portfolio Holdings10 Portfolio Turnover Rate40% Investment Advisory Fees Paid$61,446
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	40.0%
Equity	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.0%
Voya Index Plus LargeCap Portfolio - Class I	10.6%
Voya Small Company Portfolio - Class R6	10.5%
Voya High Yield Portfolio - Class I	10.2%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.8%
Voya International Index Portfolio - Class I	9.4%
VY® CBRE Global Real Estate Portfolio - Class I	9.4%
Voya Emerging Markets Index Portfolio - Class I	9.1%

Material Fund Change [Text Block]
C000015353
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class I
Trading Symbol	IPLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,109,521,864
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,521,864 # of Portfolio Holdings23 Investment Advisory Fees Paid$2,963,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.4)%
Mutual Funds	9.2%
U.S. Treasury Repurchase Agreements	14.2%
U.S. Treasury Debt	35.2%
U.S. Government Agency Debt	43.8%

C000015354
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S
Trading Symbol	ISPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,109,521,864
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,521,864 # of Portfolio Holdings23 Investment Advisory Fees Paid$2,963,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.4)%
Mutual Funds	9.2%
U.S. Treasury Repurchase Agreements	14.2%
U.S. Treasury Debt	35.2%
U.S. Government Agency Debt	43.8%

C000015355
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S2
Trading Symbol	ITLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,109,521,864
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,521,864 # of Portfolio Holdings23 Investment Advisory Fees Paid$2,963,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.4)%
Mutual Funds	9.2%
U.S. Treasury Repurchase Agreements	14.2%
U.S. Treasury Debt	35.2%
U.S. Government Agency Debt	43.8%

C000015922
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class ADV
Trading Symbol	IPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,765	$10,055	$9,557
2016	$11,152	$10,321	$11,194
2017	$11,803	$10,687	$12,034
2018	$11,386	$10,688	$11,783
2019	$13,073	$11,620	$13,471
2020	$13,761	$12,493	$14,420
2021	$14,401	$12,300	$15,179
2022	$12,553	$10,700	$13,482
2023	$14,013	$11,291	$15,294
2024	$14,980	$11,433	$16,539

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.90%	2.76%	4.12%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

AssetsNet	$ 318,365,183
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,365,183 # of Portfolio Holdings372 Portfolio Turnover Rate88% Investment Advisory Fees Paid$1,851,620
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Largest Holdings [Text Block]

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Material Fund Change [Text Block]
C000015923
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class I
Trading Symbol	IPIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,814	$10,055	$9,557
2016	$11,275	$10,321	$11,194
2017	$12,016	$10,687	$12,034
2018	$11,661	$10,688	$11,783
2019	$13,453	$11,620	$13,471
2020	$14,261	$12,493	$14,420
2021	$15,013	$12,300	$15,179
2022	$13,169	$10,700	$13,482
2023	$14,787	$11,291	$15,294
2024	$15,884	$11,433	$16,539

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.42%	3.38%	4.74%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

AssetsNet	$ 318,365,183
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,365,183 # of Portfolio Holdings372 Portfolio Turnover Rate88% Investment Advisory Fees Paid$1,851,620
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Largest Holdings [Text Block]

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Material Fund Change [Text Block]
C000015924
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S
Trading Symbol	IPHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,799	$10,055	$9,557
2016	$11,230	$10,321	$11,194
2017	$11,927	$10,687	$12,034
2018	$11,545	$10,688	$11,783
2019	$13,301	$11,620	$13,471
2020	$14,050	$12,493	$14,420
2021	$14,755	$12,300	$15,179
2022	$12,908	$10,700	$13,482
2023	$14,457	$11,291	$15,294
2024	$15,509	$11,433	$16,539

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	7.28%	3.12%	4.49%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

AssetsNet	$ 318,365,183
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,365,183 # of Portfolio Holdings372 Portfolio Turnover Rate88% Investment Advisory Fees Paid$1,851,620
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Largest Holdings [Text Block]

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Material Fund Change [Text Block]
C000015921
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S2
Trading Symbol	IPYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. High Yield Bond - 2% Issuer Constrained Composite Index primarily due to security selection.

↑ Top contributors to performance: Security selection in financials, where the Fund's overweight to wealth management firms & insurance brokers positively impacted performance. Additionally, security selection in chemicals, primarily due to a Trinseo Materials Operating SCA & Iris Holdings Inc.

↓ Top detractors from performance: Security selection in healthcare & pharma, due to the avoidance of select issuers that rallied on company-specific news, detracted from performance. Also, security selection in Cable & Satellite, primarily from owning a few underperforming names, such as CSC Holdings LLC, Connect Finco SARL & Altice Financing SA.

Line Graph [Table Text Block]
	Class S2	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2014	$10,000	$10,000	$10,000
2015	$9,785	$10,055	$9,557
2016	$11,197	$10,321	$11,194
2017	$11,874	$10,687	$12,034
2018	$11,490	$10,688	$11,783
2019	$13,203	$11,620	$13,471
2020	$13,926	$12,493	$14,420
2021	$14,602	$12,300	$15,179
2022	$12,757	$10,700	$13,482
2023	$14,267	$11,291	$15,294
2024	$15,282	$11,433	$16,539

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	7.12%	2.97%	4.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.19%	4.20%	5.16%

AssetsNet	$ 318,365,183
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,365,183 # of Portfolio Holdings372 Portfolio Turnover Rate88% Investment Advisory Fees Paid$1,851,620
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.9%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	4.7%
Corporate Bonds/Notes	91.4%

Largest Holdings [Text Block]

Top 10 Holdings

Cloud Software Group, Inc., 6.500%, 03/31/29	0.9%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
HUB International Ltd, 8.255%, 06/20/30	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%

Material Fund Change [Text Block]
C000047545
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class ADV
Trading Symbol	IBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$124	1.23%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance: The Fund benefited from both sector allocations and security selection.  An underweight to US Treasury securities contributed as that sector underperformed spread sectors.  Overweights to investment grade corporate bonds & commercial mortgage-backed securities (CMBS) also contributed to results.

↓ Top detractors from performance: The Fund’s modest allocations to Agency mortgages detracted modestly..  The Fund’s duration and curve positioning were also modest detractors to performance, as the Fund shifted its duration posture from shorter to longer throughout the year as interest rates were highly volatile.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,711	$10,055	$9,856
2016	$10,028	$10,321	$10,317
2017	$10,245	$10,687	$10,628
2018	$10,000	$10,688	$10,494
2019	$10,752	$11,620	$11,379
2020	$11,898	$12,493	$12,629
2021	$12,438	$12,300	$13,382
2022	$10,778	$10,700	$11,796
2023	$11,190	$11,291	$12,255
2024	$11,354	$11,433	$12,481

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	1.46%	1.09%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

AssetsNet	$ 203,906,576
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$203,906,576 # of Portfolio Holdings437 Portfolio Turnover Rate279% Investment Advisory Fees Paid1,018,989
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.7%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	3.2%
Mutual Funds	4.3%
Collateralized Mortgage Obligations	11.5%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	45.6%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	4.9%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	3.8%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.2%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	3.1%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	2.8%
United States Treasury Inflation Indexed Bonds, 2.375%, 10/15/28	2.6%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	2.4%
Voya VACS Series SC Fund	2.3%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	2.3%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on December 6, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective December 6, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Collateralized Loan Obligations and Other Collateralized Obligations, Covenant-Lite Loans, Environmental, Social, and Governance (Fixed Income), and Option Writing.  The portfolio management team at Voya Investment Management Co. LLC is comprised of Sean Banai, CFA, Brian Timberlake, Ph.D., CFA and Anuranjan Sharma.  In connection with these changes, a 0.05% management fee waiver was eliminated and expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026.

C000047546
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class I
Trading Symbol	IBRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance: The Fund benefited from both sector allocations and security selection.  An underweight to US Treasury securities contributed as that sector underperformed spread sectors.  Overweights to investment grade corporate bonds & commercial mortgage-backed securities (CMBS) also contributed to results.

↓ Top detractors from performance: The Fund’s modest allocations to Agency mortgages detracted modestly..  The Fund’s duration and curve positioning were also modest detractors to performance, as the Fund shifted its duration posture from shorter to longer throughout the year as interest rates were highly volatile.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,765	$10,055	$9,856
2016	$10,148	$10,321	$10,317
2017	$10,423	$10,687	$10,628
2018	$10,241	$10,688	$10,494
2019	$11,081	$11,620	$11,379
2020	$12,317	$12,493	$12,629
2021	$12,964	$12,300	$13,382
2022	$11,313	$10,700	$11,796
2023	$11,799	$11,291	$12,255
2024	$12,046	$11,433	$12,481

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.09%	1.68%	1.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

AssetsNet	$ 203,906,576
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$203,906,576 # of Portfolio Holdings437 Portfolio Turnover Rate279% Investment Advisory Fees Paid1,018,989
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.7%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	3.2%
Mutual Funds	4.3%
Collateralized Mortgage Obligations	11.5%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	45.6%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	4.9%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	3.8%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.2%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	3.1%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	2.8%
United States Treasury Inflation Indexed Bonds, 2.375%, 10/15/28	2.6%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	2.4%
Voya VACS Series SC Fund	2.3%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	2.3%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on December 6, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective December 6, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Collateralized Loan Obligations and Other Collateralized Obligations, Covenant-Lite Loans, Environmental, Social, and Governance (Fixed Income), and Option Writing.  The portfolio management team at Voya Investment Management Co. LLC is comprised of Sean Banai, CFA, Brian Timberlake, Ph.D., CFA and Anuranjan Sharma.  In connection with these changes, a 0.05% management fee waiver was eliminated and expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026.

C000047547
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class S
Trading Symbol	IBRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance: The Fund benefited from both sector allocations and security selection.  An underweight to US Treasury securities contributed as that sector underperformed spread sectors.  Overweights to investment grade corporate bonds & commercial mortgage-backed securities (CMBS) also contributed to results.

↓ Top detractors from performance: The Fund’s modest allocations to Agency mortgages detracted modestly..  The Fund’s duration and curve positioning were also modest detractors to performance, as the Fund shifted its duration posture from shorter to longer throughout the year as interest rates were highly volatile.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2014	$10,000	$10,000	$10,000
2015	$9,739	$10,055	$9,856
2016	$10,091	$10,321	$10,317
2017	$10,341	$10,687	$10,628
2018	$10,130	$10,688	$10,494
2019	$10,941	$11,620	$11,379
2020	$12,139	$12,493	$12,629
2021	$12,738	$12,300	$13,382
2022	$11,078	$10,700	$11,796
2023	$11,541	$11,291	$12,255
2024	$11,755	$11,433	$12,481

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	1.86%	1.45%	1.63%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

AssetsNet	$ 203,906,576
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$203,906,576 # of Portfolio Holdings437 Portfolio Turnover Rate279% Investment Advisory Fees Paid1,018,989
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.7%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	3.2%
Mutual Funds	4.3%
Collateralized Mortgage Obligations	11.5%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	45.6%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	4.9%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	3.8%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.2%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	3.1%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	2.8%
United States Treasury Inflation Indexed Bonds, 2.375%, 10/15/28	2.6%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	2.4%
Voya VACS Series SC Fund	2.3%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	2.3%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on December 6, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective December 6, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Collateralized Loan Obligations and Other Collateralized Obligations, Covenant-Lite Loans, Environmental, Social, and Governance (Fixed Income), and Option Writing.  The portfolio management team at Voya Investment Management Co. LLC is comprised of Sean Banai, CFA, Brian Timberlake, Ph.D., CFA and Anuranjan Sharma.  In connection with these changes, a 0.05% management fee waiver was eliminated and expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026.

C000015798
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IEOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$149	1.27%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,572	$10,048	$10,567
2016	$10,924	$11,328	$11,315
2017	$14,094	$13,722	$14,733
2018	$13,802	$13,003	$14,511
2019	$18,205	$17,036	$19,792
2020	$23,686	$20,595	$27,409
2021	$28,162	$25,880	$34,974
2022	$19,439	$20,908	$24,783
2023	$26,643	$26,335	$35,360
2024	$35,718	$32,605	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	34.06%	14.43%	13.58%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,329,305,090
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,329,305,090 # of Portfolio Holdings54 Portfolio Turnover Rate42% Investment Advisory Fees Paid$23,062,657
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Material Fund Change [Text Block]
C000015799
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IEOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.67%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,638	$10,048	$10,567
2016	$11,060	$11,328	$11,315
2017	$14,349	$13,722	$14,733
2018	$14,137	$13,003	$14,511
2019	$18,769	$17,036	$19,792
2020	$24,565	$20,595	$27,409
2021	$29,367	$25,880	$34,974
2022	$20,410	$20,908	$24,783
2023	$28,136	$26,335	$35,360
2024	$37,928	$32,605	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	34.80%	15.11%	14.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,329,305,090
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,329,305,090 # of Portfolio Holdings54 Portfolio Turnover Rate42% Investment Advisory Fees Paid$23,062,657
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Material Fund Change [Text Block]
C000163203
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$79	0.67%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
11/24/2015	$10,000	$10,000	$10,000
2015	$9,866	$9,771	$9,815
2016	$10,257	$11,016	$10,510
2017	$13,113	$13,343	$13,685
2018	$13,109	$12,644	$13,478
2019	$17,412	$16,567	$18,383
2020	$22,785	$20,027	$25,459
2021	$27,246	$25,166	$32,485
2022	$18,944	$20,332	$23,019
2023	$26,100	$25,609	$32,843
2024	$35,190	$31,706	$43,798

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	34.82%	15.11%	14.83%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell 1000® Growth Index	33.36%	18.96%	17.62%

AssetsNet	$ 2,329,305,090
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,329,305,090 # of Portfolio Holdings54 Portfolio Turnover Rate42% Investment Advisory Fees Paid$23,062,657
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Material Fund Change [Text Block]
C000015800
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IEOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$108	0.92%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,611	$10,048	$10,567
2016	$11,003	$11,328	$11,315
2017	$14,239	$13,722	$14,733
2018	$13,992	$13,003	$14,511
2019	$18,528	$17,036	$19,792
2020	$24,195	$20,595	$27,409
2021	$28,859	$25,880	$34,974
2022	$20,011	$20,908	$24,783
2023	$27,490	$26,335	$35,360
2024	$36,981	$32,605	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	34.53%	14.82%	13.97%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,329,305,090
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,329,305,090 # of Portfolio Holdings54 Portfolio Turnover Rate42% Investment Advisory Fees Paid$23,062,657
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Material Fund Change [Text Block]
C000015801
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IEOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$126	1.07%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000®Growth Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection in information technology, health care & communication services contributed the most to performance. On an individual stock basis, overweight positions in NVIDIA Corp & Meta Platforms Inc., as well as not owning UnitedHealth Group Inc. added the most value.

↓ Top detractors from performance: Stock selection within the consumer staples, consumer discretionary & financials sectors detracted the most from performance. On an individual stock basis, an overweight position in lululemon athletica inc., Elevance Health, Inc. & owning a non-benchmark position in Micron Technology, Inc. had the greatest negative impact.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,591	$10,048	$10,567
2016	$10,969	$11,328	$11,315
2017	$14,174	$13,722	$14,733
2018	$13,910	$13,003	$14,511
2019	$18,383	$17,036	$19,792
2020	$23,976	$20,595	$27,409
2021	$28,555	$25,880	$34,974
2022	$19,761	$20,908	$24,783
2023	$27,124	$26,335	$35,360
2024	$36,438	$32,605	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	34.34%	14.66%	13.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,329,305,090
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,329,305,090 # of Portfolio Holdings54 Portfolio Turnover Rate42% Investment Advisory Fees Paid$23,062,657
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.4%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.6%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Amazon.com, Inc.	8.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.7%
Alphabet, Inc. - Class A	3.5%
Tesla, Inc.	3.1%
Visa, Inc. - Class A	2.9%
Eli Lilly & Co.	2.5%

Material Fund Change [Text Block]
C000034673
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IPEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$138	1.28%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,494	$10,048	$9,617
2016	$10,747	$11,328	$11,285
2017	$12,127	$13,722	$12,826
2018	$11,116	$13,003	$11,765
2019	$13,834	$17,036	$14,888
2020	$14,610	$20,595	$15,305
2021	$18,444	$25,880	$19,155
2022	$17,728	$20,908	$17,711
2023	$20,037	$26,335	$19,741
2024	$23,321	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	16.39%	11.01%	8.84%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 580,719,005
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$580,719,005 # of Portfolio Holdings70 Portfolio Turnover Rate101% Investment Advisory Fees Paid$3,324,833
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Material Fund Change [Text Block]
C000034674
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class I
Trading Symbol	IPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,554	$10,048	$9,617
2016	$10,881	$11,328	$11,285
2017	$12,355	$13,722	$12,826
2018	$11,390	$13,003	$11,765
2019	$14,251	$17,036	$14,888
2020	$15,146	$20,595	$15,305
2021	$19,234	$25,880	$19,155
2022	$18,617	$20,908	$17,711
2023	$21,173	$26,335	$19,741
2024	$24,786	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.06%	11.70%	9.50%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 580,719,005
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$580,719,005 # of Portfolio Holdings70 Portfolio Turnover Rate101% Investment Advisory Fees Paid$3,324,833
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Material Fund Change [Text Block]
C000163204
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class R6
Trading Symbol	VLCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
11/24/2015	$10,000	$10,000	$10,000
2015	$9,762	$9,771	$9,758
2016	$11,110	$11,016	$11,450
2017	$12,607	$13,343	$13,014
2018	$11,632	$12,644	$11,938
2019	$14,555	$16,567	$15,106
2020	$15,468	$20,027	$15,529
2021	$19,648	$25,166	$19,436
2022	$19,007	$20,332	$17,971
2023	$21,630	$25,609	$20,031
2024	$25,305	$31,706	$22,909

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	16.99%	11.70%	10.74%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell 1000® Value Index	14.37%	8.68%	9.54%

AssetsNet	$ 580,719,005
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$580,719,005 # of Portfolio Holdings70 Portfolio Turnover Rate101% Investment Advisory Fees Paid$3,324,833
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Material Fund Change [Text Block]
C000034675
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S
Trading Symbol	IPESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,534	$10,048	$9,617
2016	$10,829	$11,328	$11,285
2017	$12,262	$13,722	$12,826
2018	$11,280	$13,003	$11,765
2019	$14,075	$17,036	$14,888
2020	$14,916	$20,595	$15,305
2021	$18,894	$25,880	$19,155
2022	$18,238	$20,908	$17,711
2023	$20,660	$26,335	$19,741
2024	$24,149	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	16.89%	11.40%	9.22%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 580,719,005
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$580,719,005 # of Portfolio Holdings70 Portfolio Turnover Rate101% Investment Advisory Fees Paid$3,324,833
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Material Fund Change [Text Block]
C000034676
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IPETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level, information technology, communication services & real estate sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in AT&T Inc. and Bank of New York Mellon Corp. and not owning Intel Corp.

↓ Top detractors from performance: On the sector, level consumer staples, industrials & energy sectors had negative impacts on performance. At the individual stock level, the biggest detractors included not owning JPMorgan Chase & Co., Walmart Inc. and an overweight position in Kraft Heinz Co.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,518	$10,048	$9,617
2016	$10,794	$11,328	$11,285
2017	$12,207	$13,722	$12,826
2018	$11,216	$13,003	$11,765
2019	$13,979	$17,036	$14,888
2020	$14,798	$20,595	$15,305
2021	$18,709	$25,880	$19,155
2022	$18,019	$20,908	$17,711
2023	$20,405	$26,335	$19,741
2024	$23,818	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	16.73%	11.25%	9.07%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 580,719,005
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$580,719,005 # of Portfolio Holdings70 Portfolio Turnover Rate101% Investment Advisory Fees Paid$3,324,833
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.4%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	3.3%
Bank of America Corp.	3.3%
McCormick & Co., Inc.	2.9%
Kenvue, Inc.	2.9%
Parker-Hannifin Corp.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Boeing Co.	2.5%
PNC Financial Services Group, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Material Fund Change [Text Block]
C000015349
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class ADV
Trading Symbol	IMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index. Sector allocation contributed the most to performance, while duration & curve positions added modestly to performance over the period.

↑ Top contributors to performance: Sector allocation contributed the most to performance over the period. Contributions came primarily from asset-backed securities, specifically collateralized loan obligations, & commercial mortgage-backed securities. Securitized credit sectors contributed broadly. Allocation in investment grade corporates contributed modestly.

↓ Top detractors from performance: Security selection detracted. Allocation in emerging markets corporate and emerging markets sovereign also detracted slightly from performance.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,015	$10,055	$10,065
2016	$10,105	$10,321	$10,194
2017	$10,200	$10,687	$10,279
2018	$10,272	$10,688	$10,444
2019	$10,648	$11,620	$10,865
2020	$10,953	$12,493	$11,227
2021	$10,893	$12,300	$11,174
2022	$10,320	$10,700	$10,762
2023	$10,751	$11,291	$11,258
2024	$11,236	$11,433	$11,748

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	4.52%	1.08%	1.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.36%	1.58%	1.63%

AssetsNet	$ 297,295,623
Holdings Count | Holding	534
InvestmentCompanyPortfolioTurnover	298.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$297,295,623 # of Portfolio Holdings534 Portfolio Turnover Rate298% Investment Advisory Fees Paid874,099
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.9%
Commercial Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	18.1%
Corporate Bonds/Notes	38.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	12.6%
United States Treasury Notes, 2.625%, 01/31/26	3.2%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	2.1%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	1.8%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	1.5%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Ginnie Mae - Class FC, 5.216%, 07/20/70	0.8%
ILPT Commercial Mortgage Trust - Class A, 6.642%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.862%, 06/16/36	0.7%
BHMS - Class D, 6.944%, 07/15/35	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as supplemented on October 4, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective October 4, 2024, the Fund's principal investment strategy was changed.  In particular, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of bonds that are limited maturity debt instruments. For purposes of this 80% policy, bonds includes bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.

C000015350
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class I
Trading Symbol	ILBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index. Sector allocation contributed the most to performance, while duration & curve positions added modestly to performance over the period.

↑ Top contributors to performance: Sector allocation contributed the most to performance over the period. Contributions came primarily from asset-backed securities, specifically collateralized loan obligations, & commercial mortgage-backed securities. Securitized credit sectors contributed broadly. Allocation in investment grade corporates contributed modestly.

↓ Top detractors from performance: Security selection detracted. Allocation in emerging markets corporate and emerging markets sovereign also detracted slightly from performance.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,082	$10,055	$10,065
2016	$10,236	$10,321	$10,194
2017	$10,385	$10,687	$10,279
2018	$10,522	$10,688	$10,444
2019	$10,978	$11,620	$10,865
2020	$11,358	$12,493	$11,227
2021	$11,367	$12,300	$11,174
2022	$10,838	$10,700	$10,762
2023	$11,357	$11,291	$11,258
2024	$11,940	$11,433	$11,748

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.14%	1.69%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.36%	1.58%	1.63%

AssetsNet	$ 297,295,623
Holdings Count | Holding	534
InvestmentCompanyPortfolioTurnover	298.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$297,295,623 # of Portfolio Holdings534 Portfolio Turnover Rate298% Investment Advisory Fees Paid874,099
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.9%
Commercial Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	18.1%
Corporate Bonds/Notes	38.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	12.6%
United States Treasury Notes, 2.625%, 01/31/26	3.2%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	2.1%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	1.8%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	1.5%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Ginnie Mae - Class FC, 5.216%, 07/20/70	0.8%
ILPT Commercial Mortgage Trust - Class A, 6.642%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.862%, 06/16/36	0.7%
BHMS - Class D, 6.944%, 07/15/35	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as supplemented on October 4, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective October 4, 2024, the Fund's principal investment strategy was changed.  In particular, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of bonds that are limited maturity debt instruments. For purposes of this 80% policy, bonds includes bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.

C000015351
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class S
Trading Symbol	ILMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index. Sector allocation contributed the most to performance, while duration & curve positions added modestly to performance over the period.

↑ Top contributors to performance: Sector allocation contributed the most to performance over the period. Contributions came primarily from asset-backed securities, specifically collateralized loan obligations, & commercial mortgage-backed securities. Securitized credit sectors contributed broadly. Allocation in investment grade corporates contributed modestly.

↓ Top detractors from performance: Security selection detracted. Allocation in emerging markets corporate and emerging markets sovereign also detracted slightly from performance.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,055	$10,055	$10,065
2016	$10,184	$10,321	$10,194
2017	$10,307	$10,687	$10,279
2018	$10,417	$10,688	$10,444
2019	$10,840	$11,620	$10,865
2020	$11,186	$12,493	$11,227
2021	$11,168	$12,300	$11,174
2022	$10,616	$10,700	$10,762
2023	$11,096	$11,291	$11,258
2024	$11,637	$11,433	$11,748

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	4.88%	1.43%	1.53%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.36%	1.58%	1.63%

AssetsNet	$ 297,295,623
Holdings Count | Holding	534
InvestmentCompanyPortfolioTurnover	298.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$297,295,623 # of Portfolio Holdings534 Portfolio Turnover Rate298% Investment Advisory Fees Paid874,099
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.9%
Commercial Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	18.1%
Corporate Bonds/Notes	38.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	12.6%
United States Treasury Notes, 2.625%, 01/31/26	3.2%
Freddie Mac REMIC Trust - Class DF, 6.019%, 05/25/54	2.1%
Fannie Mae REMIC Trust - Class FH, 5.874%, 01/25/55	1.8%
Fannie Mae REMIC Trust - Class FD, 5.919%, 04/25/54	1.5%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Ginnie Mae - Class FC, 5.216%, 07/20/70	0.8%
ILPT Commercial Mortgage Trust - Class A, 6.642%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.862%, 06/16/36	0.7%
BHMS - Class D, 6.944%, 07/15/35	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus, as supplemented on October 4, 2024 at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective October 4, 2024, the Fund's principal investment strategy was changed.  In particular, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of bonds that are limited maturity debt instruments. For purposes of this 80% policy, bonds includes bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.

C000079016
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class ADV
Trading Symbol	IRCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,920	$9,764	$10,055	$9,894
2016	$10,384	$10,531	$10,321	$10,414
2017	$11,190	$13,056	$10,687	$11,425
2018	$10,883	$11,827	$10,688	$11,113
2019	$12,364	$14,973	$11,620	$12,667
2020	$13,641	$17,407	$12,493	$13,892
2021	$14,280	$20,634	$12,300	$14,586
2022	$12,283	$16,845	$10,700	$12,545
2023	$13,363	$20,585	$11,291	$13,917
2024	$14,121	$24,185	$11,433	$14,834

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	5.67%	2.69%	3.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

AssetsNet	$ 257,082,457
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,082,457 # of Portfolio Holdings8 Portfolio Turnover Rate21% Investment Advisory Fees Paid$687,717
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	24.6%
Fixed Income	75.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	49.1%
Voya U.S. Stock Index Portfolio - Class I	19.6%
Voya Short Duration Bond Fund - Class R6	14.2%
Vanguard Short-Term Bond ETF	5.1%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000079017
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class I
Trading Symbol	IRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,950	$9,764	$10,055	$9,894
2016	$10,420	$10,531	$10,321	$10,414
2017	$11,234	$13,056	$10,687	$11,425
2018	$10,949	$11,827	$10,688	$11,113
2019	$12,461	$14,973	$11,620	$12,667
2020	$13,803	$17,407	$12,493	$13,892
2021	$14,476	$20,634	$12,300	$14,586
2022	$12,496	$16,845	$10,700	$12,545
2023	$13,628	$20,585	$11,291	$13,917
2024	$14,426	$24,185	$11,433	$14,834

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.85%	2.97%	3.73%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

AssetsNet	$ 257,082,457
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,082,457 # of Portfolio Holdings8 Portfolio Turnover Rate21% Investment Advisory Fees Paid$687,717
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	24.6%
Fixed Income	75.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	49.1%
Voya U.S. Stock Index Portfolio - Class I	19.6%
Voya Short Duration Bond Fund - Class R6	14.2%
Vanguard Short-Term Bond ETF	5.1%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000079018
Shareholder Report [Line Items]
Fund Name	Voya Retirement Growth Portfolio
Class Name	Class ADV
Trading Symbol	IRGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,797	$9,764	$10,055	$9,921	$10,048	$9,919
2016	$10,514	$10,531	$10,321	$10,686	$11,328	$10,018
2017	$12,265	$13,056	$10,687	$12,830	$13,722	$12,526
2018	$11,348	$11,827	$10,688	$11,848	$13,003	$10,798
2019	$13,794	$14,973	$11,620	$14,548	$17,036	$13,175
2020	$15,676	$17,407	$12,493	$16,453	$20,595	$14,205
2021	$18,109	$20,634	$12,300	$19,022	$25,880	$15,805
2022	$15,083	$16,845	$10,700	$15,954	$20,908	$13,521
2023	$17,770	$20,585	$11,291	$18,890	$26,335	$15,987
2024	$20,357	$24,185	$11,433	$21,439	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.55%	8.09%	7.37%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,767,781,812
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,767,781,812 # of Portfolio Holdings9 Portfolio Turnover Rate18% Investment Advisory Fees Paid$4,402,781
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.4%
Equity	78.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	49.8%
Voya U.S. Bond Index Portfolio - Class I	14.3%
Voya International Index Portfolio - Class I	11.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000079019
Shareholder Report [Line Items]
Fund Name	Voya Retirement Growth Portfolio
Class Name	Class I
Trading Symbol	IIRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,838	$9,764	$10,055	$9,921	$10,048	$9,919
2016	$10,605	$10,531	$10,321	$10,686	$11,328	$10,018
2017	$12,420	$13,056	$10,687	$12,830	$13,722	$12,526
2018	$11,544	$11,827	$10,688	$11,848	$13,003	$10,798
2019	$14,094	$14,973	$11,620	$14,548	$17,036	$13,175
2020	$16,082	$17,407	$12,493	$16,453	$20,595	$14,205
2021	$18,650	$20,634	$12,300	$19,022	$25,880	$15,805
2022	$15,606	$16,845	$10,700	$15,954	$20,908	$13,521
2023	$18,474	$20,585	$11,291	$18,890	$26,335	$15,987
2024	$21,238	$24,185	$11,433	$21,439	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.96%	8.55%	7.82%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,767,781,812
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,767,781,812 # of Portfolio Holdings9 Portfolio Turnover Rate18% Investment Advisory Fees Paid$4,402,781
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.4%
Equity	78.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	49.8%
Voya U.S. Bond Index Portfolio - Class I	14.3%
Voya International Index Portfolio - Class I	11.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000079020
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Growth Portfolio
Class Name	Class ADV
Trading Symbol	IRMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance:Underlying fund selection & tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,841	$9,764	$10,055	$9,906	$10,048	$9,919
2016	$10,511	$10,531	$10,321	$10,577	$11,328	$10,018
2017	$12,041	$13,056	$10,687	$12,261	$13,722	$12,526
2018	$11,282	$11,827	$10,688	$11,564	$13,003	$10,798
2019	$13,540	$14,973	$11,620	$13,784	$17,036	$13,175
2020	$15,321	$17,407	$12,493	$15,415	$20,595	$14,205
2021	$17,453	$20,634	$12,300	$17,167	$25,880	$15,805
2022	$14,608	$16,845	$10,700	$14,546	$20,908	$13,521
2023	$16,853	$20,585	$11,291	$16,783	$26,335	$15,987
2024	$18,931	$24,185	$11,433	$18,584	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.32%	6.93%	6.59%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,204,456,716
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,204,456,716 # of Portfolio Holdings8 Portfolio Turnover Rate16% Investment Advisory Fees Paid$2,994,936
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.6%
Equity	62.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	46.6%
Voya U.S. Bond Index Portfolio - Class I	27.4%
Voya Short Duration Bond Fund - Class R6	8.2%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.9%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000079021
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Growth Portfolio
Class Name	Class I
Trading Symbol	IRGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance:Underlying fund selection & tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,876	$9,764	$10,055	$9,906	$10,048	$9,919
2016	$10,592	$10,531	$10,321	$10,577	$11,328	$10,018
2017	$12,186	$13,056	$10,687	$12,261	$13,722	$12,526
2018	$11,467	$11,827	$10,688	$11,564	$13,003	$10,798
2019	$13,806	$14,973	$11,620	$13,784	$17,036	$13,175
2020	$15,682	$17,407	$12,493	$15,415	$20,595	$14,205
2021	$17,941	$20,634	$12,300	$17,167	$25,880	$15,805
2022	$15,068	$16,845	$10,700	$14,546	$20,908	$13,521
2023	$17,447	$20,585	$11,291	$16,783	$26,335	$15,987
2024	$19,695	$24,185	$11,433	$18,584	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.88%	7.36%	7.01%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,204,456,716
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,204,456,716 # of Portfolio Holdings8 Portfolio Turnover Rate16% Investment Advisory Fees Paid$2,994,936
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.6%
Equity	62.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	46.6%
Voya U.S. Bond Index Portfolio - Class I	27.4%
Voya Short Duration Bond Fund - Class R6	8.2%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.9%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000079022
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class ADV
Trading Symbol	IRMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Moderate Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,843	$9,764	$10,055	$9,894	$10,048	$9,919
2016	$10,412	$10,531	$10,321	$10,465	$11,328	$10,018
2017	$11,642	$13,056	$10,687	$11,698	$13,722	$12,526
2018	$11,052	$11,827	$10,688	$11,262	$13,003	$10,798
2019	$12,947	$14,973	$11,620	$13,032	$17,036	$13,175
2020	$14,522	$17,407	$12,493	$14,390	$20,595	$14,205
2021	$15,922	$20,634	$12,300	$15,414	$25,880	$15,805
2022	$13,507	$16,845	$10,700	$13,193	$20,908	$13,521
2023	$15,025	$20,585	$11,291	$14,830	$26,335	$15,987
2024	$16,199	$24,185	$11,433	$16,012	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	7.81%	4.58%	4.94%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Moderate Index	7.97%	4.20%	4.82%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 650,055,783
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$650,055,783 # of Portfolio Holdings8 Portfolio Turnover Rate16% Investment Advisory Fees Paid$1,652,524
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	39.4%
Fixed Income	60.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	42.3%
Voya U.S. Stock Index Portfolio - Class I	28.6%
Voya Short Duration Bond Fund - Class R6	12.2%
Voya International Index Portfolio - Class I	5.9%
Voya High Yield Bond Fund - Class R6	4.1%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Schwab U.S. TIPS ETF	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000079023
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class I
Trading Symbol	IRMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. On an individual holdings level, Voya Short Duration Bond Fund was the key contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. On an individual holdings level, Voya High Yield Bond Fund was the key detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Moderate Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,876	$9,764	$10,055	$9,894	$10,048	$9,919
2016	$10,481	$10,531	$10,321	$10,465	$11,328	$10,018
2017	$11,760	$13,056	$10,687	$11,698	$13,722	$12,526
2018	$11,204	$11,827	$10,688	$11,262	$13,003	$10,798
2019	$13,171	$14,973	$11,620	$13,032	$17,036	$13,175
2020	$14,818	$17,407	$12,493	$14,390	$20,595	$14,205
2021	$16,307	$20,634	$12,300	$15,414	$25,880	$15,805
2022	$13,881	$16,845	$10,700	$13,193	$20,908	$13,521
2023	$15,493	$20,585	$11,291	$14,830	$26,335	$15,987
2024	$16,761	$24,185	$11,433	$16,012	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.19%	4.94%	5.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Moderate Index	7.97%	4.20%	4.82%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 650,055,783
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$650,055,783 # of Portfolio Holdings8 Portfolio Turnover Rate16% Investment Advisory Fees Paid$1,652,524
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	39.4%
Fixed Income	60.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	42.3%
Voya U.S. Stock Index Portfolio - Class I	28.6%
Voya Short Duration Bond Fund - Class R6	12.2%
Voya International Index Portfolio - Class I	5.9%
Voya High Yield Bond Fund - Class R6	4.1%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Schwab U.S. TIPS ETF	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%

Material Fund Change [Text Block]
C000075972
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class ADV
Trading Symbol	ISIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,054	$10,048	$10,138
2016	$11,171	$11,328	$11,351
2017	$13,497	$13,722	$13,828
2018	$12,808	$13,003	$13,223
2019	$16,706	$17,036	$17,386
2020	$19,626	$20,595	$20,586
2021	$25,056	$25,880	$26,496
2022	$20,349	$20,908	$21,697
2023	$25,487	$26,335	$27,401
2024	$31,619	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	24.06%	13.61%	12.20%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 4,100,937,476
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,100,937,476 # of Portfolio Holdings507 Portfolio Turnover Rate2% Investment Advisory Fees Paid$11,312,728
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]
C000015822
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class I
Trading Symbol	INGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,111	$10,048	$10,138
2016	$11,289	$11,328	$11,351
2017	$13,712	$13,722	$13,828
2018	$13,078	$13,003	$13,223
2019	$17,149	$17,036	$17,386
2020	$20,255	$20,595	$20,586
2021	$26,002	$25,880	$26,496
2022	$21,231	$20,908	$21,697
2023	$26,736	$26,335	$27,401
2024	$33,334	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.68%	14.22%	12.79%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 4,100,937,476
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,100,937,476 # of Portfolio Holdings507 Portfolio Turnover Rate2% Investment Advisory Fees Paid$11,312,728
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]
C000047554
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S
Trading Symbol	ISJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,089	$10,048	$10,138
2016	$11,235	$11,328	$11,351
2017	$13,619	$13,722	$13,828
2018	$12,960	$13,003	$13,223
2019	$16,949	$17,036	$17,386
2020	$19,977	$20,595	$20,586
2021	$25,575	$25,880	$26,496
2022	$20,843	$20,908	$21,697
2023	$26,170	$26,335	$27,401
2024	$32,563	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	24.43%	13.95%	12.53%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 4,100,937,476
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,100,937,476 # of Portfolio Holdings507 Portfolio Turnover Rate2% Investment Advisory Fees Paid$11,312,728
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]
C000053098
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S2
Trading Symbol	ISIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,075	$10,048	$10,138
2016	$11,203	$11,328	$11,351
2017	$13,559	$13,722	$13,828
2018	$12,877	$13,003	$13,223
2019	$16,817	$17,036	$17,386
2020	$19,780	$20,595	$20,586
2021	$25,289	$25,880	$26,496
2022	$20,578	$20,908	$21,697
2023	$25,801	$26,335	$27,401
2024	$32,040	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	24.18%	13.76%	12.35%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 4,100,937,476
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,100,937,476 # of Portfolio Holdings507 Portfolio Turnover Rate2% Investment Advisory Fees Paid$11,312,728
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%

Material Fund Change [Text Block]
C000240437
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series S Portfolio
Class Name	Portfolio
Trading Symbol	VVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index. The Fund may not always hold all of the same securities as the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, financials & consumer discretionary.

↓ Top detractors from performance: Materials was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Voya VACS Index Series S Portfolio	Russell 3000® Index	S&P 500® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$11,880	$11,814	$11,901
2024	$14,824	$14,627	$14,879

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series S Portfolio	24.78%	22.68%
Russell 3000® Index	23.81%	21.81%
S&P 500® Index	25.02%	22.89%

AssetsNet	$ 3,734,289,718
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,734,289,718 # of Portfolio Holdings505 Portfolio Turnover Rate6% Investment Advisory Fees Paid$5,719,849
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.2%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.7%

Material Fund Change [Text Block]
C000015417
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$149	1.49%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,801	$9,764	$9,921	$10,138
2016	$9,823	$10,531	$10,324	$11,351
2017	$10,825	$13,056	$11,393	$13,828
2018	$9,840	$11,827	$10,752	$13,223
2019	$12,201	$14,973	$13,108	$17,386
2020	$11,545	$17,407	$11,923	$20,586
2021	$15,420	$20,634	$15,033	$26,496
2022	$11,506	$16,845	$11,261	$21,697
2023	$12,883	$20,585	$12,351	$27,401
2024	$12,852	$24,185	$12,467	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	-0.24%	1.04%	2.54%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 168,577,206
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$168,577,206 # of Portfolio Holdings99 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,284,976
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Material Fund Change [Text Block]
C000015418
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class I
Trading Symbol	IRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,858	$9,764	$9,921	$10,138
2016	$9,945	$10,531	$10,324	$11,351
2017	$11,017	$13,056	$11,393	$13,828
2018	$10,078	$11,827	$10,752	$13,223
2019	$12,571	$14,973	$13,108	$17,386
2020	$11,964	$17,407	$11,923	$20,586
2021	$16,088	$20,634	$15,033	$26,496
2022	$12,074	$16,845	$11,261	$21,697
2023	$13,595	$20,585	$12,351	$27,401
2024	$13,646	$24,185	$12,467	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	0.38%	1.65%	3.16%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 168,577,206
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$168,577,206 # of Portfolio Holdings99 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,284,976
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Material Fund Change [Text Block]
C000015419
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S
Trading Symbol	IRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$114	1.14%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,831	$9,764	$9,921	$10,138
2016	$9,891	$10,531	$10,324	$11,351
2017	$10,930	$13,056	$11,393	$13,828
2018	$9,975	$11,827	$10,752	$13,223
2019	$12,403	$14,973	$13,108	$17,386
2020	$11,778	$17,407	$11,923	$20,586
2021	$15,799	$20,634	$15,033	$26,496
2022	$11,830	$16,845	$11,261	$21,697
2023	$13,288	$20,585	$12,351	$27,401
2024	$13,304	$24,185	$12,467	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	0.12%	1.41%	2.90%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 168,577,206
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$168,577,206 # of Portfolio Holdings99 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,284,976
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Material Fund Change [Text Block]
C000015420
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IRGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$129	1.29%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the FTSE EPRA Nareit Developed Index due to sector allocation.

↑ Top contributors to performance: On a sector level, U.S. Malls, U.S. Hotels, U.S. Shopping Centers contributed. Positioning in the Asia-Pacific region added value, driven by positive stock selection in Australia & Japan. Europe benefited from strong positioning in the Continent. Key individual contributors included Hilton Worldwide Holdings, Goodman Group & HMC Capital.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	FTSE EPRA Nareit Developed Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,816	$9,764	$9,921	$10,138
2016	$9,859	$10,531	$10,324	$11,351
2017	$10,886	$13,056	$11,393	$13,828
2018	$9,924	$11,827	$10,752	$13,223
2019	$12,320	$14,973	$13,108	$17,386
2020	$11,681	$17,407	$11,923	$20,586
2021	$15,641	$20,634	$15,033	$26,496
2022	$11,691	$16,845	$11,261	$21,697
2023	$13,108	$20,585	$12,351	$27,401
2024	$13,105	$24,185	$12,467	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	-0.02%	1.24%	2.74%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 168,577,206
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$168,577,206 # of Portfolio Holdings99 Portfolio Turnover Rate80% Investment Advisory Fees Paid$1,284,976
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	0.5%
Belgium	0.3%
Sweden	0.7%
Canada	1.4%
Germany	2.3%
Singapore	3.6%
France	3.6%
Hong Kong	3.7%
United Kingdom	4.5%
Australia	5.4%
Japan	8.3%
United States	64.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.5%
Simon Property Group, Inc.	7.2%
Realty Income Corp.	6.6%
Public Storage	3.4%
Welltower, Inc.	3.3%
Extra Space Storage, Inc.	2.9%
CubeSmart	2.3%
Goodman Group	2.2%
Brixmor Property Group, Inc.	1.9%
Rexford Industrial Realty, Inc.	1.9%

Material Fund Change [Text Block]
C000015784
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,258	$10,048	$10,252
2016	$10,654	$11,328	$11,134
2017	$11,168	$13,722	$11,698
2018	$10,278	$13,003	$11,164
2019	$13,126	$17,036	$14,048
2020	$12,222	$20,595	$12,985
2021	$18,512	$25,880	$18,576
2022	$13,440	$20,908	$14,023
2023	$15,270	$26,335	$15,950
2024	$15,873	$32,605	$17,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	3.95%	3.87%	4.73%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

AssetsNet	$ 166,849,768
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,849,768 # of Portfolio Holdings51 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,010,644
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

C000015785
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class I
Trading Symbol	IVRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,320	$10,048	$10,252
2016	$10,782	$11,328	$11,134
2017	$11,371	$13,722	$11,698
2018	$10,528	$13,003	$11,164
2019	$13,525	$17,036	$14,048
2020	$12,671	$20,595	$12,985
2021	$19,303	$25,880	$18,576
2022	$14,097	$20,908	$14,023
2023	$16,114	$26,335	$15,950
2024	$16,852	$32,605	$17,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.58%	4.50%	5.36%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

AssetsNet	$ 166,849,768
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,849,768 # of Portfolio Holdings51 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,010,644
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

C000015786
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S
Trading Symbol	IVRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,294	$10,048	$10,252
2016	$10,731	$11,328	$11,134
2017	$11,287	$13,722	$11,698
2018	$10,424	$13,003	$11,164
2019	$13,358	$17,036	$14,048
2020	$12,485	$20,595	$12,985
2021	$18,972	$25,880	$18,576
2022	$13,822	$20,908	$14,023
2023	$15,763	$26,335	$15,950
2024	$16,442	$32,605	$17,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	4.30%	4.24%	5.10%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

AssetsNet	$ 166,849,768
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,849,768 # of Portfolio Holdings51 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,010,644
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

C000015787
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IVRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI U.S. REIT® Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: At a sector level, shopping centers, hotels & storage were all positives. Key contributing individual names included Highwoods Properties, Apartment income REIT & Extra Space Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance and was concentrated in the industrial, net lease and residential sectors. Sector allocation was hurt by positioning in the tower, hotel and office sector. Detracting individual names included Iron Mountain, Rexford Industrial Realty & Sun Communities.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	MSCI U.S. REIT® Index
2014	$10,000	$10,000	$10,000
2015	$10,279	$10,048	$10,252
2016	$10,697	$11,328	$11,134
2017	$11,234	$13,722	$11,698
2018	$10,360	$13,003	$11,164
2019	$13,257	$17,036	$14,048
2020	$12,370	$20,595	$12,985
2021	$18,770	$25,880	$18,576
2022	$13,656	$20,908	$14,023
2023	$15,548	$26,335	$15,950
2024	$16,192	$32,605	$17,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	4.14%	4.08%	4.94%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI U.S. REIT® Index	8.75%	4.31%	5.66%

AssetsNet	$ 166,849,768
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,849,768 # of Portfolio Holdings51 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,010,644
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	26.6%
Specialized REITs	19.5%
Health Care REITs	11.0%
Industrial REITs	9.9%
Residential REITs	7.5%
Multi-Family Residential REITs	6.5%
Self-Storage REITs	4.2%
Other Specialized REITs	4.1%
Office REITs	3.3%
Hotel & Resort REITs	3.1%
Single-Family Residential REITs	1.4%
REITs-Other	1.6%
Assets in Excess of Other Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	10.6%
Realty Income Corp.	7.2%
Welltower, Inc.	5.0%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
CubeSmart	4.2%
Invitation Homes, Inc.	3.9%
Brixmor Property Group, Inc.	3.6%
Iron Mountain, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the management fee waiver expired.  The investment adviser was contractually obligated to waive 0.067% of the management fee through May 1, 2024.

C000015780
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IVGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$131	1.21%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,674	$10,048	$9,617
2016	$11,562	$11,328	$11,285
2017	$13,118	$13,722	$12,826
2018	$11,297	$13,003	$11,765
2019	$14,041	$17,036	$14,888
2020	$14,400	$20,595	$15,305
2021	$18,503	$25,880	$19,155
2022	$17,364	$20,908	$17,711
2023	$19,436	$26,335	$19,741
2024	$22,496	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	15.74%	9.89%	8.44%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 154,519,088
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,519,088 # of Portfolio Holdings72 Portfolio Turnover Rate22% Investment Advisory Fees Paid$1,905,464
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Material Fund Change [Text Block]
C000015781
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,731	$10,048	$9,617
2016	$11,699	$11,328	$11,285
2017	$13,353	$13,722	$12,826
2018	$11,576	$13,003	$11,765
2019	$14,467	$17,036	$14,888
2020	$14,933	$20,595	$15,305
2021	$19,294	$25,880	$19,155
2022	$18,216	$20,908	$17,711
2023	$20,514	$26,335	$19,741
2024	$23,884	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.43%	10.55%	9.10%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 154,519,088
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,519,088 # of Portfolio Holdings72 Portfolio Turnover Rate22% Investment Advisory Fees Paid$1,905,464
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Material Fund Change [Text Block]
C000015782
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S
Trading Symbol	IVGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,707	$10,048	$9,617
2016	$11,641	$11,328	$11,285
2017	$13,257	$13,722	$12,826
2018	$11,457	$13,003	$11,765
2019	$14,290	$17,036	$14,888
2020	$14,704	$20,595	$15,305
2021	$18,963	$25,880	$19,155
2022	$17,856	$20,908	$17,711
2023	$20,059	$26,335	$19,741
2024	$23,298	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	16.15%	10.27%	8.83%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 154,519,088
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,519,088 # of Portfolio Holdings72 Portfolio Turnover Rate22% Investment Advisory Fees Paid$1,905,464
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Material Fund Change [Text Block]
C000015783
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index primarily due to strong stock selection in the financials & consumer discretionary sectors.

↑ Top contributors to performance: Stock selection in financials drove outperformance, due to strong returns in Wells Fargo, Bank of America, KKR & Fiserv. Consumer discretionary also aided relative returns, with Amazon a key individual contributor. Stock selection & an underweight in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor.

↓ Top detractors from performance: Stock selection in health care was the largest detractor from relative return, due in part to weakness in CVS Health and Humana. Stock selection in industrials & energy also detracted from relative returns. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,690	$10,048	$9,617
2016	$11,608	$11,328	$11,285
2017	$13,195	$13,722	$12,826
2018	$11,391	$13,003	$11,765
2019	$14,179	$17,036	$14,888
2020	$14,572	$20,595	$15,305
2021	$18,766	$25,880	$19,155
2022	$17,643	$20,908	$17,711
2023	$19,791	$26,335	$19,741
2024	$22,948	$32,605	$22,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	15.95%	10.11%	8.66%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 154,519,088
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,519,088 # of Portfolio Holdings72 Portfolio Turnover Rate22% Investment Advisory Fees Paid$1,905,464
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Common Stock	97.8%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	4.0%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.5%
Johnson Controls International PLC	2.3%
Parker-Hannifin Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Exxon Mobil Corp.	2.0%
Willis Towers Watson PLC	1.9%
Johnson & Johnson	1.9%
CBRE Group, Inc. - Class A	1.9%

Material Fund Change [Text Block]
C000015329
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$180	1.79%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,393	$9,434	$8,508
2016	$9,452	$9,859	$9,460
2017	$13,475	$12,539	$12,987
2018	$11,168	$10,759	$11,095
2019	$14,682	$13,073	$13,138
2020	$19,485	$14,465	$15,544
2021	$17,479	$15,596	$15,149
2022	$12,873	$13,101	$12,106
2023	$13,648	$15,146	$13,295
2024	$13,879	$15,985	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	1.69%	-1.12%	3.33%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

AssetsNet	$ 260,723,599
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$260,723,599 # of Portfolio Holdings75 Portfolio Turnover Rate35% Investment Advisory Fees Paid$3,356,629
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Material Fund Change [Text Block]
C000015330
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	IJEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$120	1.19%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,443	$9,434	$8,508
2016	$9,563	$9,859	$9,460
2017	$13,718	$12,539	$12,987
2018	$11,443	$10,759	$11,095
2019	$15,132	$13,073	$13,138
2020	$20,205	$14,465	$15,544
2021	$18,229	$15,596	$15,149
2022	$13,509	$13,101	$12,106
2023	$14,406	$15,146	$13,295
2024	$14,738	$15,985	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.30%	-0.53%	3.95%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

AssetsNet	$ 260,723,599
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$260,723,599 # of Portfolio Holdings75 Portfolio Turnover Rate35% Investment Advisory Fees Paid$3,356,629
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Material Fund Change [Text Block]
C000015331
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S
Trading Symbol	IJPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,425	$9,434	$8,508
2016	$9,515	$9,859	$9,460
2017	$13,618	$12,539	$12,987
2018	$11,328	$10,759	$11,095
2019	$14,943	$13,073	$13,138
2020	$19,908	$14,465	$15,544
2021	$17,917	$15,596	$15,149
2022	$13,239	$13,101	$12,106
2023	$14,083	$15,146	$13,295
2024	$14,377	$15,985	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	2.08%	-0.77%	3.70%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

AssetsNet	$ 260,723,599
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$260,723,599 # of Portfolio Holdings75 Portfolio Turnover Rate35% Investment Advisory Fees Paid$3,356,629
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Material Fund Change [Text Block]
C000015332
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S2
Trading Symbol	IJPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$161	1.59%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI Emerging Markets IndexSM, country allocation detracted while stock selection contributed.

↑ Top contributors to performance: Stock selection in materials, driven by lack of exposure to Vale, a Brazilian metals and mining company helped. Stock selection in Taiwan also boosted relative returns. On an individual level, exposure to Taiwan Semiconductor Manufacturing Company aided performance.

↓ Top detractors from performance: Stock selection in financials, specifically led by exposure to HDFC Bank, weighed on returns. At a regional level, an overweight to Mexico detracted from returns. On an individual level, exposure to Walmart de Mexico weighed on performance.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,409	$9,434	$8,508
2016	$9,485	$9,859	$9,460
2017	$13,550	$12,539	$12,987
2018	$11,258	$10,759	$11,095
2019	$14,820	$13,073	$13,138
2020	$19,715	$14,465	$15,544
2021	$17,722	$15,596	$15,149
2022	$13,074	$13,101	$12,106
2023	$13,892	$15,146	$13,295
2024	$14,163	$15,985	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	1.95%	-0.90%	3.54%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

AssetsNet	$ 260,723,599
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$260,723,599 # of Portfolio Holdings75 Portfolio Turnover Rate35% Investment Advisory Fees Paid$3,356,629
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	7.0%
Hong Kong	2.3%
Indonesia	2.6%
South Africa	2.6%
Uruguay	3.5%
Turkey	4.0%
Mexico	5.1%
Brazil	6.8%
South Korea	7.8%
India	16.8%
Taiwan	17.8%
China	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.2%
Samsung Electronics Co. Ltd.	3.3%
MercadoLibre, Inc.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Yum China Holdings, Inc.	2.0%
Wiwynn Corp.	2.0%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
HDFC Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%

Material Fund Change [Text Block]
C000028903
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,598	$10,048	$9,559
2016	$11,630	$11,328	$11,596
2017	$13,394	$13,722	$13,295
2018	$11,944	$13,003	$11,831
2019	$15,045	$17,036	$14,850
2020	$17,428	$20,595	$17,815
2021	$20,555	$25,880	$20,455
2022	$16,838	$20,908	$16,274
2023	$18,838	$26,335	$19,029
2024	$20,794	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	10.38%	6.69%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 426,896,772
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$426,896,772 # of Portfolio Holdings649 Portfolio Turnover Rate55% Investment Advisory Fees Paid$3,815,758
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Material Fund Change [Text Block]
C000015333
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class I
Trading Symbol	IJSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,655	$10,048	$9,559
2016	$11,772	$11,328	$11,596
2017	$13,638	$13,722	$13,295
2018	$12,228	$13,003	$11,831
2019	$15,499	$17,036	$14,850
2020	$18,062	$20,595	$17,815
2021	$21,441	$25,880	$20,455
2022	$17,674	$20,908	$16,274
2023	$19,876	$26,335	$19,029
2024	$22,081	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.09%	7.33%	8.24%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 426,896,772
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$426,896,772 # of Portfolio Holdings649 Portfolio Turnover Rate55% Investment Advisory Fees Paid$3,815,758
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Material Fund Change [Text Block]
C000168687
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class R6
Trading Symbol	VPRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,104	$11,120	$12,225
2017	$14,024	$13,470	$14,016
2018	$12,574	$12,764	$12,473
2019	$15,941	$16,723	$15,656
2020	$18,568	$20,217	$18,781
2021	$22,035	$25,404	$21,564
2022	$18,168	$20,524	$17,156
2023	$20,436	$25,852	$20,061
2024	$22,706	$32,006	$22,375

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	11.11%	7.33%	9.93%
Russell 3000® Index	23.81%	13.86%	14.38%
Russell 2000® Index	11.54%	7.40%	9.75%

AssetsNet	$ 426,896,772
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$426,896,772 # of Portfolio Holdings649 Portfolio Turnover Rate55% Investment Advisory Fees Paid$3,815,758
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Material Fund Change [Text Block]
C000015334
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S
Trading Symbol	IJSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,632	$10,048	$9,559
2016	$11,712	$11,328	$11,596
2017	$13,534	$13,722	$13,295
2018	$12,109	$13,003	$11,831
2019	$15,305	$17,036	$14,850
2020	$17,800	$20,595	$17,815
2021	$21,060	$25,880	$20,455
2022	$17,319	$20,908	$16,274
2023	$19,443	$26,335	$19,029
2024	$21,531	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.74%	7.07%	7.97%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 426,896,772
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$426,896,772 # of Portfolio Holdings649 Portfolio Turnover Rate55% Investment Advisory Fees Paid$3,815,758
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Material Fund Change [Text Block]
C000015335
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S2
Trading Symbol	IJSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in financials & consumer staples sectors contributed most to performance. Overweight allocations in Primo Brands (PRMB) & DT Mainstream (DTM) were top contributors.

↓ Top detractors from performance: Stock selection in industrials & health care sectors detracted. An overweight allocation in Willscot Holdings (WSC) & an underweight allocation to FTAI Aviation (FTAI) were top detractors.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,613	$10,048	$9,559
2016	$11,670	$11,328	$11,596
2017	$13,470	$13,722	$13,295
2018	$12,036	$13,003	$11,831
2019	$15,190	$17,036	$14,850
2020	$17,631	$20,595	$17,815
2021	$20,835	$25,880	$20,455
2022	$17,113	$20,908	$16,274
2023	$19,167	$26,335	$19,029
2024	$21,199	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	10.60%	6.89%	7.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 426,896,772
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$426,896,772 # of Portfolio Holdings649 Portfolio Turnover Rate55% Investment Advisory Fees Paid$3,815,758
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.1)%
Short-Term Investments	5.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	1.1%
SM Energy Co.	0.9%
Cushman & Wakefield PLC	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MSA Safety, Inc.	0.9%
Performance Food Group Co.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Portland General Electric Co.	0.8%
Wintrust Financial Corp.	0.8%
Encompass Health Corp.	0.8%

Material Fund Change [Text Block]
C000015776
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class ADV
Trading Symbol	IGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$163	1.56%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	MSCI World Index℠
2014	$10,000	$10,000	$10,000
2015	$10,595	$9,764	$9,913
2016	$11,119	$10,531	$10,657
2017	$13,950	$13,056	$13,045
2018	$13,661	$11,827	$11,909
2019	$17,608	$14,973	$15,204
2020	$19,875	$17,407	$17,621
2021	$24,100	$20,634	$21,466
2022	$19,785	$16,845	$17,572
2023	$22,855	$20,585	$21,752
2024	$24,753	$24,185	$25,813

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	8.31%	7.05%	9.49%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Index℠	18.67%	11.17%	9.95%

AssetsNet	$ 285,654,877
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$285,654,877 # of Portfolio Holdings39 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,933,664
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Material Fund Change [Text Block]
C000168690
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	VPRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	MSCI World Index℠
5/3/2016	$10,000	$10,000	$10,000
2016	$10,146	$10,505	$10,696
2017	$12,800	$13,023	$13,092
2018	$12,606	$11,798	$11,952
2019	$16,354	$14,936	$15,259
2020	$18,570	$17,363	$17,685
2021	$22,657	$20,582	$21,544
2022	$18,707	$16,803	$17,636
2023	$21,755	$20,534	$21,831
2024	$23,686	$24,125	$25,906

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	8.88%	7.69%	10.47%
MSCI All Country World Index℠	17.49%	10.06%	10.84%
MSCI World Index℠	18.67%	11.17%	11.62%

AssetsNet	$ 285,654,877
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$285,654,877 # of Portfolio Holdings39 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,933,664
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Material Fund Change [Text Block]
C000015778
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S
Trading Symbol	IVGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	MSCI World Index℠
2014	$10,000	$10,000	$10,000
2015	$10,637	$9,764	$9,913
2016	$11,201	$10,531	$10,657
2017	$14,092	$13,056	$13,045
2018	$13,854	$11,827	$11,909
2019	$17,919	$14,973	$15,204
2020	$20,298	$17,407	$17,621
2021	$24,694	$20,634	$21,466
2022	$20,353	$16,845	$17,572
2023	$23,590	$20,585	$21,752
2024	$25,635	$24,185	$25,813

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.67%	7.43%	9.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Index℠	18.67%	11.17%	9.95%

AssetsNet	$ 285,654,877
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$285,654,877 # of Portfolio Holdings39 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,933,664
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Material Fund Change [Text Block]
C000015779
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S2
Trading Symbol	IGFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$142	1.36%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: The Fund benefited from the financials overweight & not owning the low quality, cyclical sectors, specifically materials, energy & real estate. The largest contributors to absolute performance were primarily IT & financials names: SAP, Visa, Microsoft, & Intercontinental Exchange. Consumer Discretionary name Booking Holdings also contributed.

↓ Top detractors from performance: Relative underperformance was largely due to stock selection in IT & consumer staples. Within IT, the Fund's return didn’t match the substantial IT index return, given the Fund’s skew toward software & services which make up ~90% of the Fund’s IT exposure. The ‘Magnificent Seven’ also had impact: the Fund owns Microsoft & Alphabet, but the strategy’s high-quality bar & strict valuation discipline preclude owning the other five, which cost the Fund over 500 basis points of relative performance (half attributable to Nvidia). Within Staples, weakness was primarily down to Pernod Ricard, L’Oréal, Constellation Brands & Reckitt Benckiser.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	MSCI World Index℠
2014	$10,000	$10,000	$10,000
2015	$10,617	$9,764	$9,913
2016	$11,165	$10,531	$10,657
2017	$14,033	$13,056	$13,045
2018	$13,769	$11,827	$11,909
2019	$17,782	$14,973	$15,204
2020	$20,105	$17,407	$17,621
2021	$24,433	$20,634	$21,466
2022	$20,104	$16,845	$17,572
2023	$23,281	$20,585	$21,752
2024	$25,244	$24,185	$25,813

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	8.43%	7.26%	9.70%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Index℠	18.67%	11.17%	9.95%

AssetsNet	$ 285,654,877
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$285,654,877 # of Portfolio Holdings39 Portfolio Turnover Rate32% Investment Advisory Fees Paid$2,933,664
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	5.1%
Ireland	5.5%
Germany	7.2%
France	7.9%
United States	72.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.7%
SAP SE	7.2%
Visa, Inc. - Class A	6.6%
L'Oreal SA	4.1%
Accenture PLC - Class A	4.1%
Aon PLC - Class A	4.0%
Procter & Gamble Co.	3.3%
Abbott Laboratories	3.2%
Becton Dickinson and Co.	3.1%
Coca-Cola Co.	3.0%

Material Fund Change [Text Block]
C000015823
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class ADV
Trading Symbol	ITRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,486	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,288	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$12,949	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$12,963	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,072	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$18,891	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$22,287	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$19,507	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$23,050	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$25,842	$24,185	$11,433	$34,257	$11,601	$22,785

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.11%	9.96%	9.96%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

AssetsNet	$ 6,597,330,862
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,597,330,862 # of Portfolio Holdings244 Portfolio Turnover Rate84% Investment Advisory Fees Paid$49,597,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Material Fund Change [Text Block]
C000015824
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class I
Trading Symbol	ITRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,547	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,424	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$13,181	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$13,278	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,559	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$19,585	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$23,242	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$20,463	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$24,334	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$27,435	$24,185	$11,433	$34,257	$11,601	$22,785

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.75%	10.62%	10.62%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

AssetsNet	$ 6,597,330,862
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,597,330,862 # of Portfolio Holdings244 Portfolio Turnover Rate84% Investment Advisory Fees Paid$49,597,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Material Fund Change [Text Block]
C000168694
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class R6
Trading Symbol	VPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index
5/3/2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,478	$10,505	$9,918	$11,014	$9,905	$10,565
2017	$12,098	$13,023	$10,269	$13,418	$10,301	$12,087
2018	$12,183	$11,798	$10,270	$12,831	$10,258	$11,783
2019	$15,197	$14,936	$11,166	$16,871	$11,254	$14,450
2020	$17,973	$17,363	$12,004	$19,975	$12,259	$16,661
2021	$21,326	$20,582	$11,819	$25,710	$12,044	$19,287
2022	$18,777	$16,803	$10,282	$21,054	$10,409	$16,201
2023	$22,327	$20,534	$10,850	$26,589	$11,004	$19,078
2024	$25,179	$24,125	$10,986	$33,241	$11,134	$21,942

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	12.78%	10.63%	11.25%
MSCI All Country World Index℠	17.49%	10.06%	10.84%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.09%
S&P 500® Index	25.02%	14.53%	14.88%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.25%
60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	9.50%

AssetsNet	$ 6,597,330,862
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,597,330,862 # of Portfolio Holdings244 Portfolio Turnover Rate84% Investment Advisory Fees Paid$49,597,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Material Fund Change [Text Block]
C000015825
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S
Trading Symbol	ITCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,518	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,365	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$13,080	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$13,148	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,350	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$19,289	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$22,838	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$20,056	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$23,786	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$26,757	$24,185	$11,433	$34,257	$11,601	$22,785

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.49%	10.35%	10.34%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

AssetsNet	$ 6,597,330,862
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,597,330,862 # of Portfolio Holdings244 Portfolio Turnover Rate84% Investment Advisory Fees Paid$49,597,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Material Fund Change [Text Block]
C000015826
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S2
Trading Symbol	ITCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index.

↑ Top contributors to performance: The fixed income securities posted a positive return & outpaced its benchmark, the Bloomberg U.S. Aggregate Bond Index. The overall fixed income weight increased compared with the beginning of the year. The consumer staples sector contributed to relative performance due to an underweight position. The materials sector also aided relative results due to an underweight allocation & stock selection. Lastly, derivatives contributed to returns.

↓ Top detractors from performance: Within equities, the health care sector detracted from relative returns due to an overweight allocation. The information technology sector also weighed on relative returns due to stock selection. An underweight allocation to NVIDIA detracted. An overweight allocation to the industrials & business services sector also hindered relative returns.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,506	$9,764	$10,055	$10,138	$10,015	$10,113
2016	$11,331	$10,531	$10,321	$11,351	$10,320	$10,971
2017	$13,027	$13,056	$10,687	$13,828	$10,733	$12,551
2018	$13,069	$11,827	$10,688	$13,223	$10,688	$12,235
2019	$16,230	$14,973	$11,620	$17,386	$11,726	$15,005
2020	$19,122	$17,407	$12,493	$20,586	$12,773	$17,301
2021	$22,601	$20,634	$12,300	$26,496	$12,550	$20,028
2022	$19,822	$16,845	$10,700	$21,697	$10,845	$16,823
2023	$23,474	$20,585	$11,291	$27,401	$11,466	$19,811
2024	$26,357	$24,185	$11,433	$34,257	$11,601	$22,785

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	12.29%	10.18%	10.18%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	15.01%	8.71%	8.58%

AssetsNet	$ 6,597,330,862
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,597,330,862 # of Portfolio Holdings244 Portfolio Turnover Rate84% Investment Advisory Fees Paid$49,597,103
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.6%
Asset-Backed Securities	0.1%
Preferred Stock	0.9%
Bank Loans	8.9%
Corporate Bonds/Notes	10.5%
U.S. Treasury Obligations	14.5%
Common Stock	60.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.125%, 10/31/29	8.2%
Microsoft Corp.	5.2%
United States Treasury Notes, 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson and Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Material Fund Change [Text Block]
C000015827
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class ADV
Trading Symbol	ITEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,276	$10,048	$9,617	$10,138
2016	$10,973	$11,328	$11,285	$11,351
2017	$12,716	$13,722	$12,826	$13,828
2018	$11,484	$13,003	$11,765	$13,223
2019	$14,462	$17,036	$14,888	$17,386
2020	$14,555	$20,595	$15,305	$20,586
2021	$18,189	$25,880	$19,155	$26,496
2022	$17,489	$20,908	$17,711	$21,697
2023	$19,052	$26,335	$19,741	$27,401
2024	$21,174	$32,605	$22,578	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.13%	7.92%	7.79%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 338,303,000
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$338,303,000 # of Portfolio Holdings127 Portfolio Turnover Rate21% Investment Advisory Fees Paid$2,101,101
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Material Fund Change [Text Block]
C000015828
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class I
Trading Symbol	ITEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,335	$10,048	$9,617	$10,138
2016	$11,116	$11,328	$11,285	$11,351
2017	$12,947	$13,722	$12,826	$13,828
2018	$11,769	$13,003	$11,765	$13,223
2019	$14,907	$17,036	$14,888	$17,386
2020	$15,097	$20,595	$15,305	$20,586
2021	$18,971	$25,880	$19,155	$26,496
2022	$18,361	$20,908	$17,711	$21,697
2023	$20,118	$26,335	$19,741	$27,401
2024	$22,482	$32,605	$22,578	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.75%	8.56%	8.44%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 338,303,000
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$338,303,000 # of Portfolio Holdings127 Portfolio Turnover Rate21% Investment Advisory Fees Paid$2,101,101
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Material Fund Change [Text Block]
C000015829
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S
Trading Symbol	IRPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,310	$10,048	$9,617	$10,138
2016	$11,058	$11,328	$11,285	$11,351
2017	$12,853	$13,722	$12,826	$13,828
2018	$11,655	$13,003	$11,765	$13,223
2019	$14,734	$17,036	$14,888	$17,386
2020	$14,874	$20,595	$15,305	$20,586
2021	$18,633	$25,880	$19,155	$26,496
2022	$17,997	$20,908	$17,711	$21,697
2023	$19,676	$26,335	$19,741	$27,401
2024	$21,929	$32,605	$22,578	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	11.45%	8.28%	8.17%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 338,303,000
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$338,303,000 # of Portfolio Holdings127 Portfolio Turnover Rate21% Investment Advisory Fees Paid$2,101,101
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Material Fund Change [Text Block]
C000015830
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S2
Trading Symbol	ITETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value.

↑ Top contributors to performance: The materials sector was a significant contributor, due to favorable stock selection. Favorable stock choices in the consumer staples sector also aided relative performance. Individual key contributors included International Paper Company & Philip Morris International.

↓ Top detractors from performance: Health care was the notable detractor from relative returns, owing to stock selection & individual detractor, Elevance Health. Unfavorable stock selection in the industrials and business services sector also detracted from relative performance. The information technology sector also hindered relative performance due to unfavorable stock choices, including Samsung Electronics.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,292	$10,048	$9,617	$10,138
2016	$11,019	$11,328	$11,285	$11,351
2017	$12,791	$13,722	$12,826	$13,828
2018	$11,582	$13,003	$11,765	$13,223
2019	$14,608	$17,036	$14,888	$17,386
2020	$14,732	$20,595	$15,305	$20,586
2021	$18,438	$25,880	$19,155	$26,496
2022	$17,780	$20,908	$17,711	$21,697
2023	$19,400	$26,335	$19,741	$27,401
2024	$21,601	$32,605	$22,578	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.34%	8.14%	8.01%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 338,303,000
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$338,303,000 # of Portfolio Holdings127 Portfolio Turnover Rate21% Investment Advisory Fees Paid$2,101,101
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.9%
Preferred Stock	1.1%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
Qualcomm, Inc.	1.9%
Chubb Ltd.	1.8%
General Electric Co.	1.8%
TotalEnergies SE	1.8%
American International Group, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%

Material Fund Change [Text Block]